Basis of preparation of condensed consolidated interim financial statements	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Basis of preparation of condensed consolidated interim financial statements

30. Basis of preparation of condensed consolidated interim financial statements

The condensed consolidated interim financial statements of the Company (“interim financial statements”) have been prepared and are being presented in accordance with IAS 34 - Interim Financial Reporting, as issued by the International Accounting Standards Board ("IASB"). All material information for the interim financial statements, and only this information, are presented consistently with those used by the Company's Management.

The interim financial statements have been prepared to update users on the relevant events and transactions that occurred in the period and must be read together with the financial statements for the year ended December 31, 2025. All accounting policies, accounting estimates and judgments, risk management and measurement methods are the same as those adopted in the preparation of the latest annual financial statements.

These interim financial statements were authorized for issue by the Board of Directors on July 30, 2026.

a) Functional currency and presentation currency

The interim financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in the United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2026	December 31, 2025	2026	2025	2026	2025
US Dollar ("US$")	5.1766	5.5024	5.0494	5.6661	5.1543	5.7591
Canadian dollar ("CAD")	3.6442	4.0187	3.6469	4.0932	3.7403	4.0867
Euro ("EUR")	5.9106	6.4692	5.8703	6.4236	6.0107	6.2922